Recurring Fair Value Measurements (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Recurring Fair Value Measurements [Abstract]
Recurring Fair Value Measurements
Note 7 - Recurring Fair Value Measurements
Substantially all of the Company’s trust assets on the balance sheet consist of U. S. Money Market funds which are classified as cash equivalents. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.
Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity classification. As such, these financial instruments must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, these financial instruments valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.
The Company’s warrant liability for the Private Placement Warrants is based on valuation models utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. The inputs used to determine the fair value of the Private Warrant liability, is classified within Level 3 of the fair value hierarchy.
The Company’s Public Warrants are trading on the Nasdaq Stock Market LLC (“NASDAQ”) and the Company’s warrant liability was based on unadjusted quoted prices in an active market (NASDAQ) for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy.
The Company’s Promissory Note contains an embedded option whereby up to $1,500,000 of the Promissory Note may be converted into the Company’s warrants. The embedded Working Capital Loan conversion option is accounted for as a liability in accordance with ACS 815-40 on the balance sheet and is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value in the statement of operations. Valuation of the Working Capital Loan conversion option was derived from the valuation of the underlying Private Placement Warrants and is classified as a level 3 valuation.
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2023
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$61,539,627	$—	$—
Liabilities
Public Warrants	$920,000	$—	$—
Private Warrants	$—	$—	$896,000
Working Capital Loan conversion option	$—	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$237,038,010	$—	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Warrants	$—	$—	$560,000
Measurement
The Private Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement.
The key inputs into the binomial lattice model were as follows at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Input
Risk-free interest rate	4.55%	3.95%
Expected term to initial Business Combination (years)	0.25	0.25
Expected volatility	de minimis	de minimis
Common stock price	$10.79	$10.18
Dividend yield	0.0%	0.0%
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s warrants classified as Level 3 for the period ended September 30, 2023 and December 31, 2022:

Fair Value at December 31, 2022 – private warrants	$560,000
Change in fair value	—
Fair Value at March 31, 2023 – private warrants	$560,000
Change in fair value	224,000
Fair Value at June 30, 2023 – private warrants	$784,000
Change in fair value	112,000
Fair Value at September 30, 2023 – private warrants	$896,000

Note 7 - Recurring Fair Value Measurements
Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity classification. As such, these financial instruments must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, these financial instruments valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.
The Company’s warrant liability for the Private Placement Warrants is based on valuation models utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. The inputs used to determine the fair value of the Private Warrant liability, is classified within Level 3 of the fair value hierarchy.
On December 20, 2021, the Company’s Public Warrants began trading on the Nasdaq Stock Market LLC (“NASDAQ”). The Company’s warrant liability at December 31, 2021 for the Public Warrants was based on unadjusted quoted prices in an active market (NASDAQ) for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy. The Company’s warrant liability as of December 31, 2022 for the public warrants is based on unadjusted quoted prices in an active market (the NASDAQ Stock Market LLC) for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy.
Substantially all of the Company’s trust assets on the balance sheet consist of U. S. Money Market funds which are classified as cash equivalents. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$237,038,010	$—	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Warrants	$—	$—	$560,000

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$234,603,156	$—	$—
Liabilities
Public Warrants	$5,980,000	$—	$—
Private Warrants	$—	$—	$5,824,000
Measurement
The Private Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement.
The key inputs into the binomial lattice model were as follows at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Input
Risk-free interest rate	3.95%	1.33%
Expected term to initial Business Combination (years)	0.25	0.84
Expected volatility	de minimis%	8.6%
Common stock price	$10.18	$9.87
Dividend yield	0.0%	0.0%
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s warrants classified as Level 3 for the year ended December 31, 2022 and 2021:

Fair Value at December 31, 2021 – private warrants	$5,824,000
Change in fair value	(5,264,000)
Fair Value at December 31, 2022 – private warrants	$560,000

Fair value at February 23, 2021 – public and private warrants	$—
Initial fair value of the warrants	16,571,000
Public Warrants reclassified to level 1(1)	(5,980,000)
Change in fair value	(4,767,000)
Fair Value at December 31, 2021 – private warrants	$5,824,000

(1)	Assumes the Public Warrants were reclassified on December 31, 2021.